Goldman Sachs Income Builder Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	9.89%
ICE BofAML BB to B U.S. High Yield Constrained Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	4.11%	5.16%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.79%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.02%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	6.35%	7.29%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	4.48%	5.55%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	4.23%	5.06%